Deposits - Summary of Deposit Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2023	Oct. 31, 2022
Disclosure of deposits [line items]
Total deposits	$ 1,215,671	$ 1,208,814
U.S. dollars [member]
Disclosure of deposits [line items]
Total deposits	439,000	465,000
British pounds [member]
Disclosure of deposits [line items]
Total deposits	36,000	35,000
Euro [member]
Disclosure of deposits [line items]
Total deposits	48,000	50,000
Other currencies [member]
Disclosure of deposits [line items]
Total deposits	$ 31,000	$ 30,000